Financial Instruments (Details) ₪ in Millions, $ in Millions	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2016 USD ($)	[1]
Financial liabilities [Member]
Disclosure of financial assets to which overlay approach is applied for joint ventures [line items]
Financial liabilities, Carrying amount	₪ 25,972		₪ 39,295
Financial liabilities, Fair value	27,343		40,510
Financial liabilities [Member] | Debentures [Member]
Disclosure of financial assets to which overlay approach is applied for joint ventures [line items]
Financial liabilities, Carrying amount	21,297		29,366
Financial liabilities, Fair value	22,534		30,546
Financial liabilities [Member] | Convertible debentures [Member]
Disclosure of financial assets to which overlay approach is applied for joint ventures [line items]
Financial liabilities, Carrying amount | $				$ 592
Financial liabilities, Fair value			611
Financial liabilities [Member] | Interest-bearing loans from banks and others [Member]
Disclosure of financial assets to which overlay approach is applied for joint ventures [line items]
Financial liabilities, Carrying amount	4,675		9,337
Financial liabilities, Fair value	4,809		9,353
Financial liabilities, net [Member]
Disclosure of financial assets to which overlay approach is applied for joint ventures [line items]
Financial liabilities, Carrying amount	(25,874)		(38,072)
Financial liabilities, Fair value	(27,246)		(39,295)
Financial assets [Member] | Non-current deposits and loans [Member]
Disclosure of financial assets to which overlay approach is applied for joint ventures [line items]
Financial assets, Carrying amount	98		1,223
Financial assets, Fair value	₪ 97		₪ 1,215

[1]	Excluding the equity component which is presented in non-controlling interests, for a total of NIS 12 million.